INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
17.	INTANGIBLE ASSETS

	Intangibles in progress	Data processing systems	Regulatory licenses	Other	Total
Cost of intangible assets (gross amount)
Balance at January 1, 2018	17,047	8,743,013	18,602,742	1,812,090	29,174,892
Additions	263,305	4,524		73,471	341,300
Write-offs	(14)				(14)
Transfers	(253,143)	234,157		18,986
Balance at December 31, 2018	27,195	8,981,694	18,602,742	1,904,547	29,516,178
Additions	369,695	8,402		44,248	422,345
Transfers	(384,526)	410,487		(25,961)
Balance at December 31, 2019	12,364	9,400,583	18,602,742	1,922,834	29,938,523
Accumulated amortization
Balance at January 1, 2018		(7,673,193)	(11,559,717)	(1,591,297)	(20,824,207)
Amortization expenses		(443,268)	(900,360)	(108,139)	(1,451,767)
Impairment loss expenses (see Note 5 (iii))			(291,758)		(291,758)
Balance at December 31, 2018		(8,116,461)	(12,751,835)	(1,699,436)	(22,567,732)
Amortization expenses		(381,874)	(772,179)	(107,851)	(1,261,904)
Transfers		8		(8)
Impairment loss expenses (see Note 5 (iii))			(2,111,022)		(2,111,022)
Balance at December 31, 2019		(8,498,327)	(15,635,036)	(1,807,295)	(25,940,658)
Intangible assets, net
Balance at December 31, 2018	27,195	865,233	5,850,907	205,111	6,948,446
Balance at December 31, 2019	12,364	902,256	2,967,706	115,539	3,997,865
Annual amortization rate (average)		20%	20%	23%